As filed with the Securities and Exchange Commission on December 29, 2004
                                     Investment Company Act file number 811-8591

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                        Pax World Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices)(Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2004

ITEM 1: SCHEDULE OF INVESTMENTS

PAX WORLD MONEY MARKET FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2004
(UNAUDITED)

                                                                                Maturity      Current             Amortized
        Shares/Par    Security Description                                        Date        Coupon                Cost
        -----------   --------------------                                        ----        ------                ----

ASSET BACKED COMMERCIAL PAPER (18.99%)
------------------------------------------------------------------------------------------------------------------------------------

$     5,000,000.00    FOUNTAIN SQUARE COMMERCIAL FUNDING, YTM 1.63%             11/02/04       0.00  %        $  4,999,775.00
      7,000,000.00    GREYHAWK FUNDING,  YTM 1.81%                              11/12/04       0.00              6,996,128.61
      7,000,000.00    MARKET STREET FUNDING, YTM 1.84%                          11/19/04       0.00              6,993,560.00
      5,000,000.00    TRIPLE-A ONE FUNDING CORPORATION, YTM 1.78%
                      INSURED BY MBIA INSURANCE CORP.                           11/04/04       0.00              4,999,258.33
      5,000,000.00    VARIABLE FUNDING CAPITAL, YTM 1.91%
                      LOC WACHOVIA BANK & TRUST COMPANY, N.A.                   12/06/04       0.00              4,990,763.89
------------------                                                                                            ---------------
 $   29,000,000.00    TOTAL ASSET BACKED COMMERCIAL PAPER                                                     $ 28,979,485.83
------------------                                                                                            ---------------

COMMERCIAL PAPER (5.49%)
------------------------------------------------------------------------------------------------------------------------------------
 $    3,000,000.00    PRIVATE EXPORT FUNDING CORPORATION, YTM 2.27%             03/09/05       0.00  %        $  2,977,813.34
      5,395,000.00    YALE UNIBERSITY, YTM 1.72%                                11/04/04       0.00              5,394,226.72
------------------                                                                                            ---------------
 $    8,395,000.00    TOTAL COMMERCIAL PAPER                                                                  $  8,372,040.06
------------------                                                                                            ---------------

FLOATING RATE  SECURITIES (7.86%)
------------------------------------------------------------------------------------------------------------------------------------
 $    7,000,000.00    EQUITABLE LIFE ASSURANCE SOCIETY WITH J.P. MORGAN
                      CHASE (A)                                                 03/21/05       1.93  %        $  7,000,000.00
      5,000,000.00    PFIZER INC. - SERIES 144A                                 10/07/05       1.80              5,000,000.00
------------------                                                                                            ---------------
 $  12,000,000.00     TOTAL FLOATING RATE SECURITIES                                                          $ 12,000,000.00
------------------                                                                                            ---------------

FOREIGN COMMERCIAL PAPER (5.31%)
------------------------------------------------------------------------------------------------------------------------------------
 $    1,100,000.00    SVENSKA HANDELSBANKEN, YTM 1.58%                          11/04/04       0.00  %        $  1,099,856.08
      5,000,000.00    YORKSHIRE BUILDING SOCIETY, YTM 1.65%                     11/10/04       0.00              4,997,950.00
      2,000,000.00    YORKSHIRE BUILDING SOCIETY, YTM 1.82%     .               11/17/04       0.00              1,998,391.11
------------------                                                                                            ---------------
 $    8,100,000.00    TOTAL FOREIGN COMMERCIAL PAPER                                                          $  8,096,197.19
------------------                                                                                            ---------------

REPURCHASE AGREEMENT, OVERNIGHT (27.52%)
------------------------------------------------------------------------------------------------------------------------------------
 $   42,000,000.00    JP MORGAN SECURITIES, INC., PURCHASED 10/29/04, 1.81%,
                      DUE 11/01/04, REPURCHASE PROCEEDS AT MATURITY $42,006,335
                      (COLLATERALIZED BY $43,292,000, FNMA, 3.250% TO 6.625%,
                      DUE 02/25/08 TO 11/15/30, VALUE $36,735,319.88, RFIN,
                      0.000%, DUE 07/15/15, VALUE $6,107,599.74)                11/01/04       1.81  %        $ 42,000,000.00
------------------                                                                                            ---------------
 $   42,000,000.00    TOTAL REPURCHASE AGREEMENT, OVERNIGHT                                                   $ 42,000,000.00
------------------                                                                                            ---------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (18.55%)
------------------------------------------------------------------------------------------------------------------------------------
 $    5,000,000.00    FEDERAL HOME LOAN BANK, YTM 1.86%                         12/08/04       1.51  %        $  4,998,035.48
     10,000,000.00    FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 1.49%         11/04/04       0.00              9,998,775.00
      2,000,000.00    FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 1.61%         11/22/04       0.00              1,998,127.50
      5,000,000.00    FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 2.04%         03/01/05       0.00              4,966,333.33
      1,370,000.00    FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 1.93%          02/04/05       0.00              1,363,058.67
      5,000,000.00    FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 1.93%          12/29/04       0.00              4,984,533.34

------------------                                                                                            ---------------
 $   28,370,000.00    TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES                                             $ 28,308,863.32
------------------                                                                                            ---------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (8.08%)
------------------------------------------------------------------------------------------------------------------------------------
 $    3,300,000.00    FEDERAL HOME LOAN BANK, YTM 1.09%                         12/15/04       2.13  %        $  3,303,981.83
      1,000,000.00    FEDERAL HOME LOAN BANK, YTM 1.92%                         12/15/04       3.87              1,002,253.88
      3,000,000.00    FEDERAL HOME LOAN BANK, YTM 1.24%                         01/14/05       4.13              3,017,261.35
      1,000,000.00    FEDERAL HOME LOAN BANK                                    06/08/05       2.02              1,000,000.00
      2,000,000.00    FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 1.07%         11/15/04       3.25              2,001,630.82
      1,000,000.00    FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 1.92%         12/07/04       3.69              1,001,659.51
      1,000,000.00    FEDERAL NATIONAL MORTGAGE ASSOCIATION                     05/23/05       1.75              1,000,000.00
------------------                                                                                            ---------------
 $   12,300,000.00    TOTAL U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES                                          $ 12,326,787.39
------------------                                                                                            ---------------

VARIABLE RATE DEMAND INSTRUMENTS (B) (8.01%)
------------------------------------------------------------------------------------------------------------------------------------
 $    1,445,000.00    G & L LAND MANAGEMENT
                      LOC FIFTH THIRD BANK                                      12/01/17       1.96  %        $  1,445,000.00
      2,485,000.00    JAKE SWEENEY AUTOMOTIVE, INC.
                      LOC FIRSTAR BANK                                          04/01/10       1.96              2,485,000.00
      4,130,000.00    MOBILE, AL SPRINGHILL MEDICAL CLINIC BOARD RB
                      (SPRINGHILL MEDICAL COMPLEX)
                      LOC AMSOUTH BANK, N.A.                                    09/01/11       2.00              4,130,000.00
      4,160,000.00    OAK CREST HOMES INC.
                      LOC FIRST OF AMERICA BANK                                 11/01/26       2.01              4,160,000.00

------------------                                                                                            ---------------
 $   12,220,000.00    TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                                  $ 12,220,000.00
------------------                                                                                            ---------------

                      Total Investments (99.81%)                                                              $152,303,373.79

                      Net Cash (0.19%)                                                                             287,603.42
                                                                                                              ---------------
                      Net Assets (100.00%)                                                                    $152,590,977.21
                                                                                                              ===============
                      Shares Outstanding :
                        Institutional Class                                                                     91,992,846.98
                                                                                                              ===============
                        Individual Investor Class                                                               20,979,564.54
                                                                                                              ===============
                        Broker Class                                                                            29,729,890.62
                                                                                                              ===============
                        Praxis Class                                                                             9,889,997.36
                                                                                                              ===============
                      NAV:

                        Institutional Class                                                                   $          1.00
                                                                                                              ===============
                        Individual Investor Class                                                             $          1.00
                                                                                                              ===============
                        Broker Class                                                                          $          1.00
                                                                                                              ===============
                        Praxis Class                                                                          $          1.00
                                                                                                              ===============

Footnotes:

(A) The interest rate is adjusted monthly based on 1-month LIBOR plus 0.02%.
(B) Securities payable on demand at par including accrued interest
(with seven days' notice). Interest is adjusted weekly.


KEY NOTES:

FNMA    =   Federal National Mortgage Association
LOC     =   Letter of Credit
RB      =   Revenue Bond
RFIN    =   Resolution Funding Corporation Strip Interest
YTM     =   Yield to Maturity

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary

Date: December 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas W. Grant
                              Thomas W. Grant, President

Date: December 29, 2004

By (Signature and Title)* /s/ Anthony Pace
                              Anthony Pace, Treasurer

Date: December 29, 2004

* Print the name and title of each signing officer under his or her signature.